DERIVATIVE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2021
DERIVATIVE LIABILITY
Schedule Of Activity Of Derivative Liability
Balance at December 31, 2019	$60,650
Fair value adjustments (including settlements)	(60,650)
Balance at December 31, 2020	$-

Balance at December 31, 2020	$-
Fair value of derivatives issued	980,000
Fair value adjustments	60,000
Balance at December 31, 2021	$1,040,000